Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements
3. Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting
Pronouncements
Basis of Presentation and Principles of Consolidation
The Company’s unaudited consolidated financial statements have been prepared in accordance with U.S. GAAP. The accompanying consolidated financial statements of the Company include the accounts of the Company and its wholly or majority owned and controlled subsidiaries. Consolidated subsidiaries’ results are included from the date the subsidiary was formed or acquired. Intercompany investments, balances and transactions have been eliminated in consolidation. Non–controlling interests represents the minority equity investment in the Company’s subsidiaries, plus the minority investors’ share of the net operating results and other components of equity relating to the non–controlling interest.
The accompanying unaudited consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Amounts disclosed are in thousands except for share, per share, Bitcoin, and miner amounts, or as noted.
Unaudited Interim Financial Information
In the opinion of the Company, the accompanying unaudited consolidated financial statements contain all adjustments (consisting of only normal recurring adjustments) necessary for a fair presentation of its financial position and its results of operations, change in shareholders’ deficit and cash flows. The accompanying consolidation balance sheet as of March 31, 2024 and 2023 are unaudited. The accompanying consolidated balance sheet as of December 31, 2023 was derived from audited annual financial statements but these unaudited notes do not contain all of the disclosure from the previously audited annual financial statements. The accompanying unaudited consolidated financial statements and related financial information should be read in conjunction with the audited financial statements and related notes thereto as of and for the year ended December 31, 2023.
During the three months ended March 31, 2024 and 2023, there were no significant changes to the Company’s significant accounting policies described in the Company’s audited consolidated financial statements as of and for the year ended December 31, 2023.
Use of Estimates
The preparation of unaudited consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such judgments, estimates and assumptions include revenue recognition, the useful lives and recoverability of long-lived assets, unit-based compensation expense, impairment analysis of indefinite lived intangibles, and the fair value of the Company’s warrant liability and embedded derivative liability. Actual results experienced by the Company may differ from those estimates.
Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principle or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs.

As of March 31, 2024 and December 31, 2023, the financial assets or liabilities measured at fair value were the Company’s outstanding notes payable and warrant liability balances. The warrant liability associated with warrants issued in conjunction with the Company’s Third Amended and Restated Loan Agreement as well as the Fourth Amended and Restated Loan Agreement (see Note 11) is accounted for at fair value on a recurring basis with changes in fair value recognized in the consolidated statement of operations. Carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, and accounts payable and accrued liabilities, is of approximate fair value due to the short-term nature of these instruments. The fair value of the Company’s debt approximates carrying value as it was recorded at fair value upon the Company’s extinguishment of debt (see Note 11).
Revenue Recognition
Revenue is recognize
d
when control of the goods and services provided is transferred to the Company’s customers and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services using the following steps: (1) identification of the contract, or contracts with a customer, (2) identification of performance obligations in the contract, (3) determination of the transaction price, (4) allocation of the transaction price to the performance obligations in the contract and (5) recognition of revenue when or as the Company satisfies the performance obligations.
The Company earns revenue under payout models determined by the mining pool operator. The payout model relevant to the Company during the three months ended March 31, 2024 and 2023, respectively, is referred to as Full Pay Per Share (“FPPS”) payout model. The Company notes that substantially all revenue recognized during the three months ended March 31, 2024 and 2023 was earned from providing hash computations to mining pool operators under the FPPS payout model.
The Company earns 5% of the generated cryptocurrency revenue that is earned under the Mining Services Agreement (see Note 13). The Company records revenue and expense from the arrangement on a gross basis, as the Company represents the principal in relation to the contract. Per the agreement, a $1,000 payment is made by the Customer one month in advance as a prepayment for the reimbursement of direct operating and electricity costs. Reimbursement payments are considered reimbursement revenues. Direct costs incurred and reimbursed are also recorded as cost of goods sold. The Company record its revenue related to the 5% revenue share of the generated cryptocurrency under the Mining Service Agreement on a gross basis under mining services revenue in the Statement of Operations.
The Company earns various revenues under a development and operation agreement with Helix Digital Partners, LLC (“HDP”). The Company generates cryptocurrency with a percentage to be paid to HDP the following month under the agreement. The Company could earn curtailment revenue under its development and operation agreement with HDP during months in which HDP curtails the supply of electricity to mines and sells the electricity to the market. The curtailment revenue represents compensation for forgone mining revenue. A management fee is also recognized in connection with this agreement. The Company records the revenues and expenses related to the is agreement on a gross basis. The management fee is recognized as mining services revenue, and revenue share amounts are recognized as other revenue.
Restricted Cash
As of March 31, 2024 and December 31, 2023, the Company has $323 of restricted cash related to a utility surety letter of credit.
Recently Issued Accounting Pronouncements
Recently Adopted
In December 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update
No. 2023-08,
Intangible—Goodwill and Other—Crypto Assets (Subtopic
350-60)
(“ASC
350-60”).

ASC
350-60
requires entities with certain crypto assets to subsequently measure such assets at fair value, with changes in fair value recorded in net income in each reporting period. Crypto assets that meet all the following criteria are within the scope of the ASC
350-60:
(1) (2) (3) (4) (5) (6) meet the definition of intangible assets as defined in the Codification do not provide the asset holder with enforceable rights to or claims on underlying goods, services, or other assets are created or reside on a distributed ledger based on blockchain or similar technology are secured through cryptography are fungible, and are not created or issued by the reporting entity or its related parties. In addition, entities are required to provide additional disclosures about the holdings of certain crypto assets. Bitcoin, which is the sole crypto asset mined by the Company, meets each of these criteria. For all entities, the ASC
350-60
amendments are effective for fiscal years beginning after December 15, 2024, including interim periods within those years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued (or made available for issuance). If an entity adopts the amendments in an interim period, it must adopt them as of the beginning of the fiscal year that includes that interim period. The Company has elected to adopt the new guidance effective January 1, 2024 resulting in a $3 cumulative-effect change to adjust the Company’s bitcoin held on January 1, 2024 with the corresponding entry to beginning accumulated deficit.
Issued and Not Yet Adopted
The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company’s consolidated financial statements properly reflect the change.
ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures.
ASU focuses on income tax disclosures around effective tax rates and cash income taxes paid. ASU
2023-09
largely follows the proposed ASU issued earlier in 2023 with several important modifications and clarifications. The guidance requires the rate reconciliation to include specific categories and provides further guidance on disaggregation of those categories based on a qualitative threshold equal to 5% or more of the amount determined by multiplying pretax income (loss) from continuing operations by the applicable statutory rate. It is effective for business entities for annual periods beginning after December 15, 2024.
ASU
2023-07,
 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
 (“ASU
2023-07”).
ASU
2023-07
is intended to enhance reportable segment disclosures by requiring disclosures of significant segment expenses regularly provided to the chief operating decision maker (“CODM”), requiring disclosure of the title and position of the CODM and explanation of how the reported measures of segment profit and loss are used by the CODM in assessing segment performance and allocation of resources. ASU
2023-07
is effective for the Company for annual periods beginning after December 31, 2023. The Company does not expect the updated guidance to have a material impact on its disclosures.

Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting Pronouncements
3. Basis of Presentation, Summary of Significant Accounting Policies and Recent Accounting
Pronouncements
Basis of Presentation and Principles of Consolidation
The Company’s audited consolidated financial statements have been prepared in accordance with U.S. GAAP. The accompanying consolidated financial statements of the Company include the accounts of the Company and its wholly or majority owned and controlled subsidiaries. Consolidated subsidiaries’ results are included from the date the subsidiary was formed or acquired. Intercompany investments, balances and transactions have been eliminated in consolidation. Non–controlling interests represents the minority equity investment in the Company’s subsidiaries, plus the minority investors’ share of the net operating results and other components of equity relating to the non–controlling interest.
The accompanying audited consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation. Amounts disclosed are in thousands except for share, per share, Bitcoin, and miner amounts, or as noted.
Use of Estimates
The preparation of audited consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the audited consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Significant items subject to such judgments, estimates and assumptions include revenue recognition, the useful lives and recoverability of long-lived assets, unit-based compensation expense, impairment analysis of indefinite lived intangibles, and the fair value of the Company’s warrant liability and embedded derivative liability. Actual results experienced by the Company may differ from those estimates.
Concentration of Credit Risk
Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. Substantially all the Company’s cash and cash equivalents and investments are held at one U.S. financial institution in the United States that management believes is of high credit quality. Such deposits may, at times, exceed federally insured limits or may not be covered by deposit insurance at all. The Company had not experienced any credit losses on its cash and cash equivalents from date-of-inception
through December 31, 2023.
During the years ended December 31, 2023 and 2022, the Company chose to mine with certain mining pool operators, with revenue generated from their related mining pools constituted as follows:

	December 31, 2023	December 31, 2022
Pool 1	0.00%	0.01%
Pool 2	100.0%	99.9%
Additionally, the only cryptocurrency that the Company has mined to date has been bitcoin. As a result, the Company’s profitability is affected by changes in bitcoin pricing.

Fair Value of Financial Instruments
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principle or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities are measured at fair value using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs.
The three levels of inputs used to measure fair value are as follows:

•	Level 1 – Valuations based on quoted prices (unadjusted) for identical assets or liabilities in active markets;

•
Level 2 – Valuations based on quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in inactive markets; or other inputs that are observable or can be corroborated by observable market data; and

•	Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.
Observable inputs are based on market data obtained from independent sources, while unobservable inputs are based on the Company’s market assumptions. Unobservable inputs require significant management judgment or estimation. In some cases, the inputs used to measure an asset or liability may fall into different levels of the fair value hierarchy. In those instances, the fair value measurement is required to be classified using the lowest level of input that is significant to the fair value measurement. Such determination requires significant management judgment.
Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgement and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.
In determining the fair value of its financial instruments, the Company considers the source of observable market data inputs, liquidity of the instrument, the credit risk of the counterparty to the contract, and its risk of nonperformance. In the case where the fair value is not observable for items subject to fair value measurement, the Company applies valuation techniques deemed the most appropriate under the U.S. GAAP guidance based on the nature of the assets and liabilities being measured.
As of December 31, 2023 and 2022, the financial assets or liabilities measured at fair value were the Company’s outstanding notes payable and warrant liability balances. The warrant liability associated with warrants issued in conjunction with the Company’s Third Amended and Restated Loan Agreement as well as the Fourth Amended and Restated Loan Agreement (see Note 11) is accounted for at fair value on a recurring basis with changes in fair value recognized in the consolidated statement of operations. Carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, and accounts payable and accrued liabilities, is of approximate fair value due to the short-term nature of these instruments. The fair value of the Company’s debt approximates carrying value as it was recorded at fair value upon the Company’s extinguishment of debt (see Note 11).
Cryptocurrencies
Cryptocurrencies, consisting solely of bitcoin, are included in current assets in the accompanying consolidated balance sheets due to the Company’s ability to sell it in a highly liquid marketplace and its intent to liquidate its cryptocurrencies to support operations when needed. Cryptocurrencies awarded to the Company through its mining activities are accounted for in connection with the Company’s revenue recognition policy disclosed below.

The cryptocurrencies held are accounted for as intangible assets with indefinite useful lives. An intangible asset with an indefinite useful life is not amortized but assessed for impairment annually, or more frequently, when events or changes in circumstances occur indicating that it is more likely than not that the indefinite-lived asset is impaired. Impairment exists when the carrying amount exceeds its fair value, which is measured using the quoted price of the cryptocurrency at the time its fair value is being measured.
In testing for impairment, the Company has the option to first perform a qualitative assessment to determine whether it is more likely than not that an impairment exists. Given that the fair value of cryptocurrencies is readily available (i.e., exchange traded at high volumes with readily observable market prices), the Company determined that performing a qualitative assessment is not necessary, and therefore proceeds directly to a quantitative test. The Company tests cryptocurrency assets for impairment on a daily basis using the intraday low price. The Company measures the amount of impairment loss by comparing the fair value of the cryptocurrency assets to their carrying value on an awarded basis. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.
Purchases of cryptocurrencies by the Company are included within investing activities in the accompanying consolidated statements of cash flows, while cryptocurrencies awarded to the Company through its mining activities are included as a non-cash
adjustment within operating activities on the accompanying consolidated statements of cash flows. Proceeds from the sale of cryptocurrencies are included within investing activities in the accompanying consolidated statements of cash flows and any realized gains or losses from such sales are included in (loss) income from operations in the consolidated statements of operations. The Company recognizes realized gains or losses whenever cryptocurrencies are disposed of for any reason using the first-in
first-out
(“FIFO”) method of accounting.
Property and Equipment
Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets:

Years
Land	Indefinite
Energy infrastructure	10
General infrastructure	30
IT infrastructure	5
Miners	3
Miner Chip Inventory	3
Vehicles	5
Office furniture and equipment	3
Leasehold improvements are amortized using the straight-line method over the shorter of the original lease term inclusive of renewals or the estimated useful life of the asset. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the lessee should amortize the leasehold improvements to the end of their useful life. When assets are retired or disposed of, the cost together with related accumulated depreciation is removed from the Company’s accounts and the resulting gain or loss is reflected in the Company’s consolidated statements of operations.
Maintenance and repairs are charged to operating expense as incurred. Significant improvements that substantially enhance the useful life of an asset are capitalized and depreciated.
Long-Lived Assets Impairment
Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for possible impairment, for all assets except miners, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third- party independent appraisals, as considered appropriate. The Company tests its miners for impairment whenever events or changes in circumstances indicate that the carrying amount of the long-lived asset (group) might not be recoverable. For example, if its miners are no longer contributing to the Company’s hash rate, or other macroeconomic conditions arise requiring impairment such as a decline in the price of bitcoin, the Company conducts further testing. These tests are done on a preliminary basis to determine whether any potential indicators of impairment exist. If it is determined that a miner is no longer contributing to the Company’s hash rate, is unusable, or other macroeconomic conditions arise, then the Company will proceed to a quantitative impairment test of recoverability. The recoverability of assets to be held is measured by a comparison of the carrying amount of an asset to undiscounted future cash flows expected to be generated by the asset. If such assets are considered impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.
During the year, the Company observed the miners at the Data Black River LLC site were not fully contributing to hash due to how the long-lived assets were being utilized on the site. It was not economically reasonable for the Company to mine on the site due to the decrease in value the miner would have produced relative to the cost to mine. Upon conducting further testing, indicators of impairment existed as of 12/31/2023. After proceeding to the quantitative impairment test for recoverability, it was determined that the Data Black River LLC assets were not impaired as the undiscounted future cash flows generated by the assets exceeded the carrying amount of the assets at the Data Black River LLC and therefore no impairment loss was recorded.
Leases
The Company determines if an arrangement is a lease at inception of the agreement. Finance leases are included in finance lease right-of-use
(“ROU”) assets, and finance lease liability within long-term liabilities in the Company’s consolidated balance sheets. Operating leases are included in operating lease right-of-use
asset, and operating lease liability within long-term liabilities in the Company’s consolidated balance sheets.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Finance and operating lease ROU assets and liabilities are recognized based on the present value of lease payments over the lease term at commencement date of the lease. ROU assets also include any initial direct costs incurred and any lease payments made at or before the lease commencement date, less lease incentive received. As the Company’s leases do not provide an implicit interest rate, the Company uses the borrowing rates available for similar assets over a similar term based on the information available at the commencement date in determining the present value of lease payments. The Company uses the implicit rate when readily determinable. The Company’s lease terms may include options to extend or terminate the lease. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company does not recognize a ROU asset nor lease liability for short-term leases. Instead, it recognizes these short-term lease payments in the consolidated statements of operations on a straight-line basis over the lease term. Short-term leases are defined as 12 months or less in duration.
Revenue Recognition
Revenue is recognized when control of the goods and services provided is transferred to the Company’s customers and in an amount that reflects the consideration the Company expects to be entitled to in exchange for those goods and services using the following steps: (1) identification of the contract, or contracts with a customer, (2) identification of performance obligations in the contract, (3) determination of the transaction price,
(4) allocation of the transaction price to the performance obligations in the contract and (5) recognition of revenue when or as the Company satisfies the performance obligations.
To identify the performance obligations in a contract with a customer, the Company must assess the promised goods or services in the contract and identify each promised good or service that is distinct. A performance obligation meets the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”)
Topic 606 – Revenue from Contracts with Customers
definition of a distinct good or service if both of the following criteria are met: The customer can benefit from the good or service either on its own or together with other resources that are readily available to it (i.e., the good or service is capable of being distinct), and the Company’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract (i.e., the promise to transfer the good or service is distinct within the context of the contract).
The transaction price is the amount of consideration to which an entity expects to be entitled to receive in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both. When determining the transaction price, an entity must consider the effects of all the following:

•	Variable consideration

•	Constraining estimates of variable consideration

•	The existence of a significant financing component in the contract

•	Noncash consideration

•	Consideration payable to a customer
Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized under the accounting contract will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The transaction price is allocated to each performance obligation on a relative standalone selling price basis. The transaction price allocated to each performance obligation is recognized when that performance obligation is satisfied, at a point in time or over time as appropriate.
The Company participates, along with other cryptocurrency mining operators, in cryptocurrency mining pools by executing contracts with mining pool operators to perform hash computations for the mining pool. The contracts are terminable at any time by either party without substantive compensation to the other party for such termination. Upon termination, the mining pool operator (i.e., the customer) is required to pay the Company any amount due related to previously satisfied performance obligations. The Company’s enforceable right to compensation begins upon performing hash computations for the mining pool operator. Providing hash computation services is an output of the Company’s ordinary activities and performing such hash computations represents the only performance obligation in the Company’s contracts with mining pool operators.
There is no significant financing component present in these transactions.
The Company earns revenue under payout models determined by the mining pool operator. The payout model relevant to the Company during the years ended December 31, 2023 and 2022 is referred to as Full Pay Per Share (“FPPS”) payout model. The Company notes that substantially all revenue recognized during the years ended December 31, 2023 and 2022 was earned from providing hash computations to mining pool operators under the FPPS payout model.
FPPS Payout Model
Under the FPPS payout model, in exchange for performing hash computations (i.e., hashrate) for the mining pool operator (i.e., the customer), which represents the Company’s only performance obligation, the Company is entitled to receive compensation, payable in bitcoin, from the mining pool operator. The amount of compensation due to the Company is determined using the FPPS payout model detailed in the mining pool operator contract. Under the FPPS payout model, the Company earns compensation based upon three variables: Network Block Subsidies, Network Transaction Fees and Pool Operating Fees (each as defined below). The Company’s total compensation is calculated using the following formula: the sum of the Company’s share of (a) Network Block Subsidies and (b) Network Transaction Fees, less (c) Pool Operating Fees.

(1)
“Network Block Subsidies” means the total amount of block subsidies that are expected to be generated on the bitcoin network as a whole during the
24-hour
period beginning at midnight UTC daily (i.e., the measurement period), regardless of whether the mining pool operator successfully records a block to the blockchain.

The Company’s share of Network Block Subsidies earned for each measurement period (the “Company’s Network Block Subsidies”) is determined by dividing (a) the total amount of hashrate the Company provides to the mining pool operator, by (b) the total bitcoin network’s implied hashrate (as determined by the bitcoin network difficulty), multiplied by (c) the Network Block Subsidies.

(2)	“Network Transaction Fees” means the total amount of transaction fees that are actually generated on the blockchain network as a whole during the measurement period.
The Company’s share of Network Transaction Fees earned for each measurement period is determined by dividing (a) the total amount of Network Transaction Fees, by (b) the total amount of Network Block Subsidies that are actually generated on the bitcoin network as a whole, multiplied by (c) the Company’s Network Block Subsidies.

(3)
“Pool Operating Fees” means the fees charged by the mining pool operator for operating the mining pool as set forth on a rate schedule to the mining pool contract. The Pool Operating Fees reduce the total amount of compensation GRIID receives and are only incurred to the extent that GRIID has generated mining revenue during the measurement period.

The mining pool operator (i.e., the customer) has a unilateral enforceable right to terminate the contract at any time without substantively compensating the other party for termination. Therefore, the Company has concluded that the duration of the contract is less than 24 hours and that the contract continuously renews throughout the day.
Additionally, the Company concluded that the mining pool operator’s (i.e., the customer’s) renewal right is not a material right because the renewal rights do not include any discounts; that is, the terms, conditions, and compensation amounts are at the then-current market rates.
For each contract, the Company measures the noncash consideration using the beginning of the day bitcoin spot price on the date of contract inception. The Company recognizes this noncash consideration on the same day that control of the contracted service transfers to the mining pool operator (i.e., the customer), which is the same day as contract inception.
Material Contracts
The Company earns revenues from material contracts with customers and vendors, the “Data Black River Development and Operation Agreement”, “Evaluation Agreement” and the “Mining Services Agreement”. Refer to discussion within Note 14.
Cost of Revenue
The Company’s cost of revenue consists primarily of direct costs of earning bitcoin related to mining operations, including electric power costs and other utilities, but excluding depreciation and amortization, which are separately stated in the Company’s consolidated statements of operations.

Income Taxes
The Company accounts for income taxes under the asset and liability method, in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is required to the extent any deferred tax assets may not be realizable.
For the year ended December 31, 2022, no provision for federal income taxes was presented in these consolidated financial statements as the Company was a limited liability company, and accordingly the Company’s taxable income was allocated to its members for income tax reporting purposes. In certain circumstances, the Company was required to pay income taxes to state or local jurisdiction. At the closing of the merger on December 29, 2023, the limited liability company was converted into a
C-corporation.
For the year ended December 31, 2023, the Company is considered a corporation and is subject to entity-level taxes in certain states.
When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the positions taken or the amount of the positions that would be ultimately sustained. The benefit of a tax position is recognized in the consolidated financial statements in the period during which, based on all available evidence, it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more likely than not recognition threshold are measured as the largest amount of tax benefit that is more than 50% likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying consolidated balance sheets along with any associated interest and penalties that would be payable to the taxing authorities upon examination. Interest and penalties associated with unrecognized tax benefits are classified as additional income taxes in the consolidated statements of operations.
Share-based Compensation
The Company accounts for its share-based compensation in accordance with FASB 718,
Compensation – Stock Compensation
(“ASC 718”). Share-based compensation expense is recorded for awards issued to employees and non-employees
using the fair value method with a corresponding increase in additional paid-in
capital.
Under the fair-value method, share-based compensation associated with stock awards is determined based on the estimated fair value of the award itself, which is equal to the market value of common units on such date. The Company has selected the accrual method for recognizing compensation costs. The Company recognizes forfeitures as they occur.
Share-based compensation awards granted to employees are measured at the grant date fair value with compensation expense recognized on a straight–line basis over the requisite service period of the award. Share-based compensation awards granted to non-employees
are measured at fair value earlier of the date the performance commitment is reached, or performance is completed. The measurement of non-employee
equity awards is fixed on the grant date.

Segment Information
The Company operates as a single operating segment. The Company’s chief operating decision maker, its Chief Executive Officer, reviews financial information on an aggregate basis for the purposes of allocating resources and evaluating financial performance. The Company’s operations are in the United States, and it has derived its revenue from selling hash rate to customers in the United States. All the Company’s assets are located in the United States.
Restricted Cash
As of December 31, 2023, the Company has $323 of restricted cash related to a utility surety letter of credit.
Reclassifications
Certain reclassifications have been made within the December 31, 2022 consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flow to conform to the December 31, 2023 consolidated balance sheet, consolidated statement of operations and consolidated statement of cash flow presentation.
Recently Issued Accounting Pronouncements
Recently Adopted
In August 2020, the FASB issued ASU
No. 2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU
2020-06”),
which simplifies accounting for convertible instruments by removing major separation models required under current U.S. GAAP and simplifies the diluted earnings per share (“EPS”) calculation in certain areas. Under this ASU there is no separate accounting for embedded conversion features. It has removed certain settlement conditions that are required for equity contracts to qualify for the derivative scope exception. ASU
2020-06
is effective for fiscal years beginning after December 15, 2021 for public companies. The Company notes that it adopted this standard as of January 1, 2022 and elected to adopt the modified transition methodology. The Company did not have any instruments that would require a cumulative catch-up
adjustment and therefore, this standard did not have a material impact on the Company’s audited consolidated financial statements.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASC 326”). ASC 326 will provide more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASC 326 was originally effective for annual reporting periods beginning after December 15, 2019, including interim periods within that year. Following the release of ASU
2019-10
in November 2019, the new effective date for ASC 326 would be for annual reporting periods beginning after December 15, 2022. The provisions of this ASU are to be applied using a modified-retrospective approach. The Company adopted the standard on January 1, 2023 and the adoption did not have a material impact on the financial statements and related disclosures.
Issued and Not Yet Adopted
The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company’s financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company’s consolidated financial statements properly reflect the change.

ASU
2023-03,
Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions
. ASU is intended to clarify the guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of the security. For public business entities, the amendments in ASU
2022-03
are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years.
ASU
2023-08,
Intangibles – Goodwill and Other – Crypto Assets (Subtopic
350-60):
Accounting for and Disclosure of Crypto Assets
. ASU requires that an entity measure crypto assets at fair value in the statement of financial position each reporting period and recognize changes from remeasurement in net income. The ASU also requires that an entity provide enhanced disclosures for both annual and interim reporting periods to provide investors with relevant information to analyze and assess the exposure and risk of significant individual crypto asset holdings. This ASU is effective for fiscal years beginning after December 15, 2024, including interim periods with those fiscal years.
ASU
2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures.
ASU focuses on income tax disclosures around effective tax rates and cash income taxes paid. ASU
2023-09
largely follows the proposed ASU issued earlier in 2023 with several important modifications and clarifications. The guidance requires the rate reconciliation to include specific categories and provides further guidance on disaggregation of those categories based on a qualitative threshold equal to 5% or more of the amount determined by multiplying pretax income (loss) from continuing operations by the applicable statutory rate. It is effective for business entities for annual periods beginning after December 15, 2024.